Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt

	December 31, 2022 $	December 31, 2021 $
U.S. Dollar-denominated Revolving Credit Facility due in 2023	250,000	165,000
U.S. Dollar-denominated Term Loans and Bonds due from 2024 to 2030	791,466	791,271
Norwegian Krone-denominated Bonds due from 2023 to 2026	290,703	323,193
Euro-denominated Term Loans due in 2023 and 2024	82,296	115,392
Total principal	1,414,465	1,394,856
Unamortized discount and debt issuance costs	(10,020)	(15,214)
Total debt	1,404,445	1,379,642
Less current portion	(477,168)	(156,064)
Long-term debt	927,277	1,223,578